Property, Equipment and Software, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software

At June 30, 2026 and December 31, 2025, property, equipment and software consisted of the following.

	June 30, 2026	December 31, 2025
	(Unaudited)
Office furniture	$51,011	$49,494
Transportation equipment	143,407	167,274
Buildings and improvements	613,337	595,094
Software	1,742,456	1,690,629
	2,550,211	2,502,491
Less: accumulated depreciation and amortization	(2,217,723)	(2,027,302)
	$332,488	$475,189